Schedule of Temporary Differences that Give Rise to Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets (liabilities):
Net operating loss carryforwards	$ 6,368,669	$ 3,744,512
Contribution carryforwards	24,626	20,837
Stock-based compensation	155,404	25,216
Accrual to cash adjustment	1,299	482,109
Startup costs	1,816,143
Lease Liabilities	52,805	119,971
Right of use assets	(30,236)	(71,024)
Capitalized R&D costs (Sec. 174)	798,802	451,195
Other	(3,363)	696
Deferred tax assets gross	9,184,149	4,773,512
Valuation allowance	(9,184,149)	(4,773,512)
Deferred tax assets, net of allowance